UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Prudential Tax-Free Money Fund
(d/b/a Dryden Tax-Free Money Fund)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/2008

Item 1.	Schedule of Investments

Dryden Tax Free Money Fund

Schedule of Investments

as of March 31, 2008 (Unaudited)

Description(a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 84.9%
Alabama 5.0%
Mobile Indl. Dev. Brd. Pollutn. Ctl. Rev., Ref. Alabama Pwr. Co. Proj., F.R.D.D.	VMIG1	1.30%	04/01/08	$100	$100,000
Parrish Indl. Dev. Brd. Pollutn. Ctl. Rev., Ref. Alabama Pwr. Co. Proj., F.R.D.D.	VMIG1	1.30	04/01/08	1,600	1,600,000

					1,700,000

Alaska 0.9%
Valdez Marine Term. Rev.,
Ref. BP Pipelines, Inc., Proj. Ser. B, F.R.D.D.	VMIG1	1.25	04/01/08	100	100,000
Exxon Mobil Proj., F.R.D.D.	VMIG1	0.86	04/01/08	200	200,000

					300,000

California 6.9%
California Hsg. Fin. Agy. Rev., Amt. Home Mtg., Ser. U, F.S.A., A.M.T., F.R.D.D.	VMIG1	1.32	04/01/08	400	400,000
California Pollutn. Ctl. Fin. Auth. Pollutn. Ctl. Rev., Ref. Exxon Proj., F.R.D.D.	P-1	0.75	04/01/08	300	300,000
California Mun. Fin. Auth. Pollutn. Ctl. Rev., Ref. Chevron USA, Inc. Proj., F.R.D.D.	P-1	0.90	04/01/08	1,140	1,140,000
Metropolitan Wtr. Dist. Southn. Calif. Wtrwks. Rev., Ser. C-2, F.R.D.D.	VMIG1	0.80	04/01/08	500	500,000

					2,340,000

Connecticut 3.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Yale Univ. Ser. T-1, F.R.D.D.	VMIG1	0.80	04/01/08	900	900,000
Yale Univ. Ser. X-3, F.R.D.D.	VMIG1	0.80	04/01/08	365	365,000

					1,265,000

Florida 2.1%
Alachua Cnty. Hlth. Facs. Auth. Hlth. Facs. Rev., Shands Teaching Hosp., Ser. A, F.R.D.D.	VMIG1	1.25	04/01/08	400	400,000
Florida Higher Edl. Facs. Fing. Auth. Rev., St. Thomas Univ. Proj., F.R.D.D.	A-1+(c)	1.25	04/01/08	300	300,000

					700,000

Georgia 1.2%
Macon-Bibb Cnty. Hosp. Auth. Rev., Antic. Ctfs. Central Ga. Hlth., F.R.D.D.	VMIG1	1.25	04/01/08	400	400,000

Illinois 2.0%
Mem. Hlth. Sys., Ser. 2003, F.R.D.D.	VMIG1	1.33	04/01/08	700	700,000

Indiana 3.8%
Indiana St. Dev. Fin. Auth. Indl. Dev. Rev., Republic Svcs., Inc. Proj., F.R.D.D., A.M.T.	VMIG1	1.35	04/01/08	300	300,000
Indiana Transn. Fin. Auth. Hwy. Rev. Mun. Secs. Tr. Repts., Ser. SGA 113, F.R.D.D.	A-1+(c)	1.30	04/01/08	1,000	1,000,000

					1,300,000

Kansas 1.2%
Kansas St. Dept. Transn. Hwy. Rev.,
Ser. B-1, F.R.D.D.	VMIG1	1.00	04/01/08	200	200,000
Ser. B-2, F.R.D.D.	VMIG1	1.00	04/01/08	200	200,000

					400,000

Louisiana 1.7%
Louisiana St. Offshore Term Auth. Deepwtr. Port. Rev., Ref. Loop LLC Proj., Ser. A, F.R.D.D.	A-1+(c)	1.25	04/01/08	400	400,000
St. Charles Parish Pollutn. Ctl. Rev., Ref. Shell Oil Co., Norco Proj., A.M.T., F.R.D.D.	VMIG1	1.35	04/01/08	190	190,000

					590,000

Maryland 1.3%
Maryland St. Economic Dev. Corp. Economic Dev. Rev., Fed. Of American Societies, Ser. A, F.R.D.D.	VMIG1	1.25	04/01/08	450	450,000

Minnesota 1.7%
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., Ser. 2002, F.R.D.D.	VMIG1	1.33	04/01/08	600	600,000

Missouri 8.3%
Missouri St. Hlth. & Edl. Facs. Auth., Edl. Facs. Rev., Bethesda Hlth. Group, Ser. 2001 A, F.R.D.D.	VMIG1	1.30	04/01/08	430	430,000
St. Louis Univ. Rev.,
Ser. 2002, F.R.D.D.	VMIG1	1.33	04/01/08	1,480	1,480,000
Ser. B, F.R.D.D.	VMIG1	1.33	04/01/08	910	910,000

					2,820,000

Nebraska 2.2%
Lancaster Cnty. Hosp. Auth. Hlth. Facs. Rev., Immanuel Hlth. Sys., Ser. A, F.R.D.D.	A-1(c)	1.25	04/01/08	200	200,000
Sarpy Cnty. Hosp. Auth. No. 1 Hlth. Facs. Rev., Immanuel Hlth. Sys., Ser. B, F.R.D.D.	A-1(c)	1.25	04/01/08	550	550,000

					750,000

Nevada 0.6%
Clark Cnty. Sch. Dist., Ser. A, F.S.A., F.R.D.D., G.O.	VMIG1	1.15	04/01/08	200	200,000

New Mexico 2.9%
Hurley Pollution Ctl. Rev., Updates Kennecott Santa Fe, F.R.D.D.	P-1	1.25	04/01/08	1,000	1,000,000

New York 7.3%
Long Island Pwr. Auth. Elec. Sys., Rev., Sub. Ser. 1B, Rmkt., F.R.D.D.	VMIG1	1.22	04/01/08	400	400,000
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys., Rev., Ser. C, F.R.D.D.	VMIG1	1.06	04/01/08	300	300,000
New York, NY
Sub. Ser. A-5, F.R.D.D., G.O.	VMIG1	0.98	04/01/08	1,300	1,300,000
Sub. Ser. A-6, F.R.D.D., G.O.	VMIG1	1.15	04/01/08	500	500,000

					2,500,000

Oklahoma 0.8%
Tulsa Cnty. Indl. Auth. Rev., First Mtge., Montercau, Ser. A, F.R.D.D.	A-1+(c)	1.25	04/01/08	280	280,000

Oregon 0.6%
Oregon St. Hlth. Hsg. Edl. & Cultural Facs. Auth. Peace Health, F.R.D.D.	A-1+(c)	1.25	04/01/08	205	205,000

Pennsylvania 5.3%
Delaware Cnty. Indl. Dev. Auth. Arpt. Facs. Rev.,	A-1+(c)	1.07	04/01/08	1,600	1,600,000
Dates-Utd. Parcel Svc. Proj., F.R.D.D.
Pollutn. Ctl. Rev., Ref. BP Exploration & Oil, F.R.D.D.	P-1	1.25	04/01/08	200	200,000

					1,800,000

Rhode Island 5.8%
Providence Hsg. Auth. Multi Family Rev., Hsg. Cathedral Square,
Ser. A, F.R.D.D., A.M.T.	A-1+(c)	1.25	04/01/08	100	100,000
Ser. B, F.R.D.D.	A-1+(c)	1.25	04/01/08	995	995,000
Rhode Island Hlth. & Edl. Bldg. Corp. Edl. Instn. Rev., St. Mary Academy, F.R.D.D.	A-1+(c)	1.15	04/01/08	880	880,000

					1,975,000

South Carolina 1.2%
Berkeley Cnty. Pollutn. Ctl. Facs. Rev., Ref. Amoco Chemical Co. Proj.	VMIG1	1.25	04/01/08	400	400,000

Tennessee 10.5%
Clarksville Tenn. Pub. Bldg. Auth. Rev., -Pooled Fing., Mun. Bd. Fd., Ser. 2003, F.R.D.D.	VMIG1	1.15	04/01/08	590	590,000
Montgomery Cnty. Pub. Bldg. Auth. Pooled Fing. Rev.,
Tenn. Cnty. Ln. Pool, Ser. 2002, F.R.D.D.	VMIG1	1.15	04/01/08	640	640,000
Tenn. Cnty. Ln. Pool, Ser. 2004, F.R.D.D.	VMIG1	1.15	04/01/08	275	275,000
Sevier Cnty. Pub. Bldg. Auth. Loc. Govt. Pub. Impt.,
Ser. IV-B-7, F.S.A., F.R.D.D.	VMIG1	1.40	04/01/08	300	300,000
Ser. IV-C-2, F.S.A., F.R.D.D.	VMIG1	1.40	04/01/08	200	200,000
Ser. IV-B-12, F.S.A., F.R.D.D.	VMIG1	1.40	04/01/08	820	820,000
Ser. IV-B-4, F.S.A., F.R.D.D.	VMIG1	1.40	04/01/08	275	275,000
Ser. IV-C-4, F.R.D.D.	VMIG1	1.40	04/01/08	500	500,000

					3,600,000

Texas 7.9%
Gulf Coast. Wste. Disp. Auth. Tex. Pollutn. Ctl. Rev., Ref. Exxon Proj., F.R.D.D.	P-1	0.86	04/01/08	1,200	1,200,000
Keller Indpt. Sch. Dist., Mun. Secs. Tr. Rcpts., Ser. SGA 111, P.S.F. Gtd., G.D. F.R.D.D., G.O.	A-1+(c)	1.30	04/01/08	1,300	1,300,000
Port Arthur, Tex. Nav. Dist. Ref. Texaco, Inc. Proj., F.R.D.D.	VMIG1	1.15	04/01/08	200	200,000

					2,700,000

Total Investments 84.9% (cost $28,975,000)(d)					28,975,000

Other assets in excess of liabilities 15.1%					5,142,392

Net Assets 100.0%					$34,117,392

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.T.—Alternative Minimum Tax.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

P.S.F.—Permanent School Fund.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statements purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	28,975,000	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$28,975,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Security Valuations: Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Free Money Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2008

*	Print the name and title of each signing officer under his or her signature.